PROPERTY, PLANT AND EQUIPMENT (Details)		9 Months Ended	12 Months Ended
		Mar. 31, 2020 USD ($) Office	Jun. 30, 2019 USD ($)
Reconciliation [Abstract]
Carrying amount, beginning of period		$ 26,195
Additions		815,855	$ 31,025
De-recognition of right-of-use assets	[1]	(210,230)
Depreciation and amortization		(72,381)	(8,812)
Carrying amount, end of period		$ 781,555	26,195
Number of offices to sublease | Office		1
Lease receivable		$ 109,470	0
Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		26,195	3,982
Carrying amount, end of period			26,195
Effect of Adoption of IFRS 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		222,116
Carrying amount, end of period			222,116
Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		248,311
Carrying amount, end of period			248,311
Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Additions		687,000	0
De-recognition of right-of-use assets	[1]	0
Depreciation and amortization		0	0
Carrying amount, end of period		687,000	0
Freehold Land [Member] | Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0	0
Carrying amount, end of period			0
Freehold Land [Member] | Effect of Adoption of IFRS 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Carrying amount, end of period			0
Freehold Land [Member] | Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Carrying amount, end of period			0
Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		26,195
Additions		12,455	31,025
De-recognition of right-of-use assets	[1]	0
Depreciation and amortization		(9,264)	(8,812)
Carrying amount, end of period		29,386	26,195
Plant and Equipment [Member] | Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		26,195	3,982
Carrying amount, end of period			26,195
Plant and Equipment [Member] | Effect of Adoption of IFRS 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Carrying amount, end of period			0
Plant and Equipment [Member] | Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		26,195
Carrying amount, end of period			26,195
Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Additions		116,400	0
De-recognition of right-of-use assets	[1]	(210,230)
Depreciation and amortization		(63,117)	0
Carrying amount, end of period		65,169	0
Right-of-Use Assets [member] | Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0	0
Carrying amount, end of period			0
Right-of-Use Assets [member] | Effect of Adoption of IFRS 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		222,116
Carrying amount, end of period			222,116
Right-of-Use Assets [member] | Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		222,116
Carrying amount, end of period			222,116
At Cost [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		36,426
Carrying amount, end of period		825,488	36,426
At Cost [Member] | Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Carrying amount, end of period		687,000	0
At Cost [Member] | Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		36,426
Carrying amount, end of period		48,800	36,426
At Cost [Member] | Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Carrying amount, end of period		89,608	0
Accumulated Depreciation and Impairment [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		(10,231)
Carrying amount, end of period		(43,933)	(10,231)
Accumulated Depreciation and Impairment [Member] | Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Carrying amount, end of period		0	0
Accumulated Depreciation and Impairment [Member] | Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period		(10,231)
Carrying amount, end of period		(19,494)	(10,231)
Accumulated Depreciation and Impairment [Member] | Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, beginning of period		0
Carrying amount, end of period		$ (24,439)	$ 0

[1]	During the period, the Group entered into an agreement to sublease one of its offices in the United States. The Group has assessed that as a result of entering into the sublease, the Group no longer retains the significant risks and rewards associated with the use of the office space and as such has de-recognised the right-of-use asset recorded in relation to this lease, and recognised a corresponding lease receivable of US$109,470 at March 31, 2020, which is classified as 'other assets' in the unaudited condensed consolidated statement of financial position. The Group has not adjusted the corresponding lease liability recognised under the office lease as it is still responsible for the lease payments to the lessor.